REVENUES (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
REVENUES [Abstract]
Accounts receivable - trade	$ 66.3	$ 44.6
Revenue recognized from the beginning contract liability	$ 112.5	$ 86.0